--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS--124.3%
                     MORTGAGE PASS-THROUGHS--0.7%
             $ 249   Federal National Mortgage Association,
                        6.50%, 7/01/29 ..........................  $  256,737
                                                                   ----------
                     AGENCY MULTIPLE CLASS MORTGAGE
                     PASS-THROUGHS--20.4%
               400   Federal Home Loan Mortgage Corp.,
                        Multiclass Mortgage
                        Participation Certificates,
                        Series 1534, Class 1534-IG,
                           2/15/10 ..............................     395,124
                        REMIC Pass-Through Certificates,
               423      Trust 1992-43, Class 43-E,
                           4/25/22 ..............................     452,191
             3,053+     Trust 1993-79, Class 79-PK,
                           4/25/22 ..............................   3,242,273
             3,146+     Trust 1993-87, Class 87-J,
                           4/25/22 ..............................   3,267,247
                                                                   ----------
               643      Trust 1994-13, Class 13-SJ,
                           2/25/09 ..............................     671,654
                                                                   ----------
                                                                    8,028,489
                                                                   ----------
                     INVERSE FLOATING RATE
                     MORTGAGES--28.6%
AAA            462   Citicorp Mortgage Securities, Inc.,
                        Series 1993-14, Class A-4,
                           11/25/23 .............................     480,716
                     Federal Home Loan Mortgage Corp.,
                     Multiclass Mortgage
                     Participation Certificates,
               336   Series 1425, Class 1425-SB,
                        12/15/07 ................................     376,434
                91   Series 1506, Class 1506-S,
                        5/15/08 .................................     102,034
               568   Series 1515, Class 1515-S,
                        5/15/08 .................................     602,138
               287   Series 1580, Class 1580-SD,
                        9/15/08 .................................     292,780
               524   Series 1618, Class 1618-SA,
                        11/15/08 ................................     533,369
             1,025   Series 1626, Class 1626-SA,
                        12/15/08 ................................     947,449
               316   Series 2088, Class 2088-SC,
                        6/15/15 .................................     320,325
                     Federal National Mortgage Association,
                     REMIC Pass-Through Certificates,
                32   Trust 1992-174, Class 174-S,
                        9/25/22 .................................      73,419
               771   Trust 1992-190, Class 190-S,
                        11/25/07 ................................     946,878
             1,000   Trust 1993-156, Class 156-SE,
                        10/25/19 ................................   1,035,710
               500   Trust 1993-167, Class 167-SL,
                        1/25/22 .................................     507,500
               605   Trust 1993-173, Class 173-SA,
                        9/25/08 .................................     574,588
               600   Trust 1993-197, Class 197-SB,
                        10/25/08 ................................     630,372
               586   Trust 1993-209, Class 209-SG,
                        8/25/08 .................................     586,191
               498   Trust 1993-214, Class 214-SH,
                        12/25/08 ................................     504,615

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
Aaa            600   PaineWebber Mortgage
                     Acceptance Corp.,
                     Series 1994-6, Class A-9,
                        4/25/09 .................................     598,500
                     Residential Funding Mortgage
                     Securities, Inc.,
AAA          1,028   Series 1993-S23, Class A-12,
                        6/25/08 .................................   1,059,181
AAA          1,062   Series 1993-S23, Class A-16,
                        6/25/08 .................................   1,107,892
                                                                   ----------
                                                                   11,280,091
                                                                   ----------
                     INTEREST ONLY MORTGAGE-BACKED
                     SECURITIES--21.2%
            25,000   Chase Mortgage Finance Corp.,
                        Series 1999-S4, Class A-14,
                           4/25/29 ..............................      93,750
            21,913   Credit Suisse First Boston Mortgage
                        Securities Corp.,
                        Series 1998-1, Class A-7,
                        9/25/28 .................................      27,391
                     Federal Home Loan Mortgage Corp.,
                        Multiclass Mortgage
                        Participation Certificates,
             3,288      Series 194, Class 194-IO,
                           4/01/28 ..............................     597,980
                 8      Series 1114, Class 1114-J,
                           7/15/06 ..............................      96,212
                 9      Series 1285, Class 1285-M,
                           5/15/07 ..............................      76,160
             2,141      Series 1645, Class 1645-IB,
                           9/15/08 ..............................     247,899
               620      Series 1747, Class 1747-I,
                           6/15/23 ..............................      18,371
             2,729      Series 1995, Class 1995-SB,
                           10/15/27 .............................         109
             1,892      Series 2039, Class 2039-PI,
                           2/15/12 ..............................     146,066
               600      Series 2049, Class 2049-LC,
                           10/15/23 .............................      59,625
             2,266      Series 2063, Class 2063-PU,
                           10/15/26 .............................     562,971


                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
                     INTEREST ONLY MORTGAGE-BACKED
                     SECURITIES (CONT'D)
                     Federal Home Loan Mortgage Corp.,
                        Multiclass Mortgage
                        Participation Certificates, (cont'd)
           $ 2,086      Series 2075, Class 2075-IB,
                           12/15/21 .............................   $ 122,541
            11,109      Series 2081, Class 2081-S,
                           5/15/25 ..............................     735,976
             1,933      Series 2140, Class 2140-UK,
                           9/15/11 ..............................     169,112
             3,055      Series 2306, Class 2306-PM,
                           5/15/26 ..............................     515,517
             6,909      Series 2376, Class 2376-MI,
                           11/15/16 .............................     824,773
                     Federal National Mortgage Association,
                        REMIC Pass-Through Certificates,
                 2      Trust G-21, Class 21-L,
                           7/25/21 ..............................      39,170
                 6      Trust 1991-72, Class 72-H,
                           7/25/06 ..............................      91,465
                51      Trust 1992-51, Class 51-K,
                           4/25/07 ..............................     821,258
                18      Trust 1993-8, Class 8-HA,
                           1/25/08 ..............................     415,530
                30      Trust 1993-49, Class 49-L,
                           4/25/13 ..............................     339,000
             1,203      Trust 1993-223, Class 223-PT,
                           10/25/23 .............................     130,874
               555      Trust 1994-39, Class 39-PE,
                           1/25/23 ..............................      57,424
            32,062      Trust 1997-81, Class 81-SD,
                           12/18/27 .............................      15,029
             1,223      Trust 1998-30, Class 30-QG,
                           12/18/25 .............................     209,814
             1,466      Trust 1998-43, Class 43-YI,
                           7/18/28 ..............................      72,392
             3,206      Trust 2001-9, Class 9-IB,
                           5/25/27 ..............................     745,042
             2,618      Trust 2001-29, Class BE,
                           5/25/28 ..............................     214,320
             2,125   Norwest Asset Securities Corp.,
                        Series 1998-5, Class A-5,
                           3/25/28 ..............................     211,163
               932   PNC Mortgage Securities Corp.,
                        Series 1998-8, Class 4-X,
                           10/25/13 .............................     170,692
                     Residential Funding Mortgage
                        Securities, Inc.,
             5,645      Series 1993-S44, Class A-4,
                           11/25/23 .............................     338,694
            11,024      Series 1998-S19, Class A-8,
                           8/25/28 ..............................      20,669
                99   Salomon Brothers Mortgage
                        Securities Inc. VI,
                        Series 1987-3, Class B,
                           10/23/17 .............................      17,289
            23,440   Structured Asset Securities Corp.,
                        Series 1999-ALS1, Class ALS1-3AX,
                           5/25/29 ..............................     161,152
                                                                   ----------
                                                                    8,365,430
                                                                   ----------
                     PRINCIPAL ONLY MORTGAGE-BACKED
                     SECURITIES--1.2%
               272   Federal National Mortgage Association,
                        REMIC Pass-Through Certificates,
                        Trust 1996-54, Class 54-A,
                           4/25/21 ..............................     269,358
AAA            130   PaineWebber Mortgage
                        Acceptance Corp.  IV,
                        Series 1993-5, Class A-14,
                           6/25/08 ..............................     119,431
AAA             99   Salomon Brothers Mortgage
                        Securities Inc. VI,
                        Series 1987-3, Class A,
                           10/23/17 .............................      88,084
                                                                   ----------
                                                                      476,873
                                                                   ----------

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
                     COMMERCIAL MORTGAGE-BACKED
                     SECURITIES--9.1%
AAA            140   Citicorp Mortgage Securities, Inc.,
                        Series 1998-3, Class A-6,
                           6.75%, 5/25/28 .......................     144,729
BBB            500   DLJ Mortgage Acceptance Corp.,
                        Series 1997-CF1, Class B-1,
                           7.91%, 4/15/07** .....................     518,486
                     Merrill Lynch Mortgage Investors, Inc.,
AA+            500      Series 1995-C1, Class D,
                           7.665%, 5/25/15 ......................     523,521
BBB            500      Series 1996-C1, Class D,
                           7.42%, 4/25/28 .......................     527,705
AAA            750   New York City Mortgage
                        Loan Trust, Multifamily,
                        Series 1996, Class A-2,
                           6.75%, 6/25/11** .....................     785,565
AAA          1,000   Prudential Securities Secured
                        Financing Corp.,
                        Series 1998-C1, Class A1-B,
                           6.506%, 7/15/08 ......................   1,069,860
                                                                   ----------
                                                                    3,569,866
                                                                   ----------
                     ASSET-BACKED SECURITIES--3.6%
AAA          1,230+  Chase Credit Card Master Trust,
                        Series 1997-5, Class A,
                           6.194%, 8/15/05 ......................   1,276,894
NR             251   Global Rated Eligible Asset Trust,
                        Series 1998-A, Class A-1,
                           7.33%, 3/15/06 @/** ..................      30,127
                     Structured Mortgage Asset
                        Residential Trust,
NR             608      Series 1997-2,
                           8.24%, 3/15/06 @/@@ ..................      45,602
NR             674      Series 1997-3,
                           8.57%, 4/15/06 @/@@ ..................      50,585
                                                                   ----------
                                                                    1,403,208
                                                                   ----------


                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
                     U.S. GOVERNMENT AND AGENCY
                     SECURITIES--8.1%
             $ 268   Small Business Administration,
                        Series 1998-10, Class 10-A,
                           6.12%, 2/01/08 .......................  $  273,421
                     U.S. Treasury Notes,
               100      4.25%, 5/31/03 ..........................     103,062
             2,200+     5.75%, 11/15/05 .........................   2,393,864
               385+     6.625%, 5/15/07 .........................     439,620
                                                                   ----------
                                                                    3,209,967
                                                                   ----------
                     TAXABLE MUNICIPAL BONDS--8.7%
AAA            500   Fresno California
                        Pension Obligation,
                        Series 1994, 7.80%, 6/01/14 .............     598,560
AAA            500   Kern County California
                        Pension Obligation,
                           6.98%, 8/15/09 .......................     557,410
                     Los Angeles County California
                        Pension Obligation,
AAA          1,000      Series A, 8.62%, 6/30/06 ................   1,174,140
AAA            500      Series D, 6.97%, 6/30/08 ................     559,575
AAA            500   Orleans Parish Louisiana
                        School Board,
                        Series A, 6.60%, 2/01/08 ................     540,845
                                                                   ----------
                                                                    3,430,530
                                                                   ----------
                     CORPORATE BONDS--22.7%
                     FINANCE & BANKING--7.4%
A+             600   Equitable Life Assured Society,
                        6.95%, 12/01/05** .......................     634,311
A+             500   Metropolitan Life Insurance Co.,
                        6.30%, 11/01/03** .......................     523,005
AA           1,000   Morgan Stanley Group, Inc.,
                        10.00%, 6/15/08 .........................   1,178,940
AAA            500   PaineWebber Group, Inc.,
                        8.875%, 3/15/05 .........................     569,320
                                                                   ----------
                                                                    2,905,576
                                                                   ----------
                     INDUSTRIALS--7.7%
BBB-           100+  American Airlines, Inc.,
                        Secured Equipment Trust,
                        Series 1990-M,
                           10.44%, 3/04/07 ......................     109,086
A1           1,000   Dow Capital BV,
                        9.20%, 6/01/10 ..........................   1,225,070
A-             500   Ralcorp Holdings, Inc.,
                        8.75%, 9/15/04 ..........................     557,295
A3             500   Ralston Purina Co.,
                        9.25%, 10/15/09 .........................     612,662
A-             500   TCI  Communications, Inc.,
                        8.25%, 1/15/03 ..........................     526,710
                                                                   ----------
                                                                    3,030,823
                                                                   ----------
                     UTILITIES--2.7%
A              500   Alltel Corp.,
                        7.50%, 3/01/06 ..........................     538,700
Baa1           500   Ohio Edison Co.,
                        8.625%, 9/15/03 .........................     541,735
                                                                   ----------
                                                                    1,080,435
                                                                   ----------
                     YANKEE--4.9%
BBB            500   Empresa Electric Guacolda SA,
                        7.95%, 4/30/03** ........................     517,729
A-             500   Israel Electric Corp., Ltd.,
                        7.25%, 12/15/06** .......................     532,385
Baa2         1,000   Petrozuata Finance Inc.,
                        Series A, 7.63%, 4/01/09** ..............     883,820
                                                                   ----------
                                                                    1,933,934
                                                                   ----------
                     Total corporate bonds ......................   8,950,768
                                                                   ----------
                     Total long-term investments
                        (cost $45,842,178) ......................  48,971,959
                                                                   ----------

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                  VALUE
(UNAUDITED)  (000)         DESCRIPTION                              (NOTE 1)
--------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENT--0.5%
                     DISCOUNT NOTE
               200   Federal Home Loan Bank,
                        2.46%, 11/01/01
                        (cost $200,000) .........................     200,000
                                                                  -----------
                     Total investments--124.8%
                        (cost $46,042,178) ......................  49,171,959

                     Liabilities in excess of
                        other assets--(24.8)% ...................  (9,759,638)
                                                                  -----------
                     NET ASSETS--100% ........................... $39,412,321
                                                                  ===========
-----------
  * Using the higher of Standard & Poor's, Moody's or Fitch's rating.
 ** Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
  + Entire or  partial  principal  amount  pledged  as  collateral  for  reverse repurchase agreements or financial futures contracts.
  @ Illiquid securities representing 0.32% of net assets.
 @@ Security is restricted as to public resale. The securities were acquired in 1997 and have an aggregate current cost of $110,960.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATION:
                REMIC -- Real Estate Mortgage Investment Conduit.
--------------------------------------------------------------------------------

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2001
--------------------------------------------------------------------------------


ASSETS

Investments, at value
  (cost $46,042,178) (Note 1) ............................     $49,171,959
Cash .....................................................          51,222
Interest receivable ......................................         831,572
Receivable for investment sold ...........................           5,537
Due from broker-- variation margin
  (Notes 1 & 3) ..........................................          75,316
                                                               -----------
                                                                50,135,606
                                                               -----------

LIABILITIES

Reverse repurchase agreements (Note 4) ...................       9,005,637
Payable for investments purchased ........................         872,656
Due to parent (Note 2) ...................................         841,383
Interest payable .........................................           3,609
                                                               -----------
                                                                10,723,285
                                                               -----------
NET ASSETS ...............................................     $39,412,321
                                                               ===========
Net assets were comprised of:
  Common stock, at par (Note 5) ..........................     $    29,571
  Paid-in capital in excess of par .......................      34,067,292
                                                               -----------
                                                                34,096,863

  Undistributed net investment income ....................       2,447,244
  Accumulated net realized loss ..........................        (274,135)
  Net unrealized appreciation ............................       3,142,349
                                                               -----------
Net assets, October 31, 2001 .............................     $39,412,321
                                                               ===========
NET ASSET VALUE PER SHARE:
  ($39,412,321 / 2,957,093 shares of
  common stock issued and outstanding) ...................          $13.33
                                                                    ======

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
  Interest earned (net of discount/premium
  accretion/amortization of $3,176,470 and
  interest expense of $616,416) ............................     $3,074,920
                                                                 ----------
Operating expenses
  Investment advisory ......................................        205,123
  Administration ...........................................         55,943
  Custodian ................................................         41,500
  Independent accountants ..................................         35,000
  Legal ....................................................         20,000
  Reports to Shareholders ..................................          8,000
  Miscellaneous ............................................         16,764
                                                                 ----------
    Total operating expenses ...............................        382,330
                                                                 ----------
Net investment income before excise tax ....................      2,692,590
  Excise tax ...............................................         58,500
                                                                 ----------
Net investment income ......................................      2,634,090
                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on:
  Investments ..............................................        102,367
  Futures ..................................................       (235,668)
                                                                 ----------
                                                                   (133,301)
                                                                 ----------
Net change in unrealized appreciation on:
  Investments ..............................................      4,143,345
  Futures ..................................................         50,536
  Interest rate cap ........................................         17,217
                                                                 ----------
                                                                  4,211,098
                                                                 ----------
Net gain on investments ....................................      4,077,797
                                                                 ----------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ................................     $6,711,887)
                                                                 ==========


                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------


RECONCILIATION OF NET INCREASE IN
  NET ASSETS RESULTING FROM OPERATIONS
  TO NET CASH FLOWS PROVIDED BY
  OPERATING ACTIVITIES
Net increase in net assets resulting from
  operations ................................................     $ 6,711,887
                                                                  -----------
Decrease in investments .....................................       1,459,723
Decrease in receivable for securities sold ..................       4,838,213
Decrease in payable for securities purchased ................      (3,958,594)
Net realized loss ...........................................         133,301
Decrease in unrealized depreciation .........................      (4,211,098)
Decrease in interest rate cap ...............................          44,399
Increase in interest receivable .............................        (182,660)
Decrease in due to broker--variation margin .................         (76,191)
Decrease in interest payable ................................         (52,163)
Increase in due to parent ...................................         440,830
                                                                  -----------
  Total adjustments .........................................      (1,564,240)
                                                                  -----------
Net cash flows provided by operating activities .............     $ 5,147,647
                                                                  ===========


INCREASE (DECREASE) IN CASH
Net cash flows provided by operating activities .............     $ 5,147,647
                                                                  -----------
Cash flows used for financing activities:
  Decrease in reverse repurchase agreements .................      (3,148,576)
  Cash dividends paid .......................................      (2,092,314)
                                                                  -----------
Net cash flows used for financing activities ................      (5,240,890)
                                                                  -----------
  Net decrease in cash ......................................         (93,243)
  Cash at beginning of year .................................         144,465
                                                                  -----------
  Cash at end of year .......................................     $    51,222
                                                                  ===========


--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
STATEMENTS OF CHANGES IN
NET ASSETS
--------------------------------------------------------------------------------

                                             YEAR             FOR THE PERIOD
                                             ENDED         DECEMBER 3, 1999* TO
                                       OCTOBER 31, 2001      OCTOBER 31, 2000
                                       ----------------    --------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS:
  Net investment income ..............   $ 2,634,090          $ 1,843,868
  Net realized loss ..................      (133,301)             (20,397)
  Net change in unrealized
    appreciation (depreciation) ......     4,211,098           (1,068,749)
                                         -----------          -----------
  Net increase in net assets
    resulting from operations ........     6,711,887              754,722
                                         -----------          -----------
  Dividends from
    net investment income ............    (2,092,314)                  --
CAPITAL STOCK TRANSACTION:
  Transfer of assets from
    BlackRock Broad
    Investment Grade 2009
    Term Trust Inc. in
    exchange for shares issued .......            --           34,038,026
                                         -----------          -----------
    Total increase ...................     4,619,573           34,792,748
                                         -----------          -----------

NET ASSETS
Beginning of period ..................    34,792,748                   --
                                         -----------          -----------
End of period (including
  undistributed net investment
  income of $2,447,244
  and $1,843,868, respectively) ......   $39,412,321          $34,792,748)
                                         ===========          ===========

----------------
*Commencement of investment operations.

                                              See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                           YEAR        DECEMBER 3, 1999*
                                                          ENDED              THROUGH
                                                    OCTOBER 31, 2001    OCTOBER 31, 2000
                                                    ----------------   -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .................  $ 11.77             $ 11.51
                                                        -------             -------
Net investment income (net of interest expense of
    $0.21 and $0.21, respectively) ...................      .89                 .62
Net realized and unrealized gain (loss) ..............     1.38                (.36)
                                                        -------             -------
Net increase from investment operations ..............     2.27                 .26
                                                        -------             -------
Dividends from net investment income .................    (.71)                  --
                                                        -------             -------
Net asset value, end of period .......................  $ 13.33             $ 11.77
                                                        =======             =======
TOTAL INVESTMENT RETURN+ .............................    19.27%               2.26%
                                                        =======             =======

RATIOS TO AVERAGE NET ASSETS:
Operating expenses ...................................     1.03%               1.12%+++
Operating expenses and interest expense ..............     2.69%               3.20%+++
Operating expenses, interest expense and
   excise taxes ......................................     2.84%               3.40%+++
Net investment income ................................     7.08%               6.11%+++

SUPPLEMENTAL DATA:
Average net assets (000) .............................  $37,193             $33,067
Portfolio turnover ...................................       20%                 36%
Net assets, end of period (000) ......................  $39,412             $34,793
Reverse repurchase agreements outstanding,
  end of period (000) ................................  $ 9,006             $12,154
Asset coverage++ .....................................  $ 5,376             $ 3,863

-------------------
  * Commencement of investment operations.
  + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of the periods reported. Total investment returns for periods less than one full year are not annualized. Past performance is no guarantee of future results.
 ++ Per $1,000 of reverse repurchase agreements outstanding.
+++ Annualized.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BCT SUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION   BCT  Subsidiary,  Inc.,  (the  "Trust") was  incorporated
& ACCOUNTING           under the laws of the State of Maryland  on November  12,
POLICIES               1999,   and  is  a  diversified   closed-end   management
                       investment company. The Trust was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade 2009 Term Trust Inc. ("BCT"), incorporated under the laws of the State of Maryland and as such, is a wholly-owned subsidiary of BCT. The Trust's investment objective is to manage a portfolio of fixed income securities while providing cash flow definitions to BCT. No assurance can be given that the Trust's investment objective will be achieved.

   The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values mortgage-backed and asset-backed securities, interest rate swaps, caps, floors and non-exchange traded options and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities are valued at amortized cost. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing is used by the Trust to effectively "hedge" positions, or collections of positions, so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trust to manage the duration of the Trust's portfolio in a manner similar to more generic options described above.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively "hedge" more volatile positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

   The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trust's portfolio and its exposure to changes in short term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short term rates, which the Trust experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trust to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trust's leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trust does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trust are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

FEDERAL INCOME TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As part of a tax planning strategy, the Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

RECLASSIFICATION OF CAPITAL ACCOUNTS: The Trust accounts for and reports distributions to shareholders in accordance with the American Institute of
Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. For the year ended October 31, 2001, the Trust increased undistributed net investment income by $61,600 and increased paid-in capital in excess of par by $58,837, resulting in an increase to accumulated realized loss by $120,437 due to certain expenses and wash sales not being deductible for tax purposes. Net investment income, net realized losses and net assets were not affected by this change.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS     The  Trust  has an  Investment  Advisory  Agreement  with
                       BlackRock  Advisors,  Inc.  (the  "Advisor"),  which is a
wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc. The Trust has an Administration Agreement with Princeton Administrators, L.P. (the "Administrator"), an indirect wholly-owned affiliate of Merrill Lynch & Co., Inc.

   The Trust reimburses BCT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the Trust relative to the average net assets of BCT.

NOTE 3. PORTFOLIO      Purchases and sales of investment securities,  other than
SECURITIES             short-term  investments  and dollar  rolls,  for the year
                       ended  October  31,  2001   aggregated   $11,192,660  and
$9,612,106, respectively.

   The Trust may invest in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). At October 31, 2001, the Trust held 11.5% of its net assets in securities restricted as to resale.

   The Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   The federal income tax basis of the Trust's investments at October 31, 2001 was $46,069,024, and accordingly, net unrealized appreciation for Federal income tax purposes was $3,102,935 (gross unrealized appreciation--$4,654,510, gross unrealized depreciation--$1,551,575).

   For Federal income tax purposes, the Trust had a capital loss carryforward at October 31, 2001 of approximately $139,000 and expires in 2008. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amount.

   Details of open financial futures contracts at October 31, 2001 are as follows:

                                     VALUE AT      VALUE AT       UNREALIZED
NUMBER OF              EXPIRATION     TRADE       OCTOBER 31,    APPRECIATION
CONTRACTS    TYPE         DATE         DATE          2001        (DEPRECIATION)
---------    ----      ----------    --------     -----------    -------------
  Long
Position:  10 yr U.S.
   82      T-Note       Dec. 2001   $8,814,250    $9,144,281       $  330,031

 Short
Positions:
   20      Eurodollar   Dec. 2001   (4,743,420)   (4,895,750)        (152,330)
   20      Eurodollar   Mar. 2002   (4,738,920)   (4,894,250)        (155,330)
                                                                   ----------
                                                                   $   22,371
                                                                   ==========

   The Trust entered into an interest rate cap. Under this agreement, the Trust receives the excess, if any, of a floating rate over a fixed rate. The Trust paid a transaction fee for the cap. Transaction fee is amortized through the termination of the agreement. Details of the cap at October 31, 2001 are as follows:

NOTIONAL                                            VALUE AT    UNREALIZED
 AMOUNT   FIXED  FLOATING  TERMINATION  AMORTIZED  OCTOBER 31,     DEPRE-
 (000)     RATE    RATE        DATE       COST        2001       CIATION
 ------   -----  --------   ----------  ---------  -----------  ----------
                  3 mth.
 $5,000   6.00%   LIBOR       2/19/02    $  9,803    $     --    $(9,803)
                                         ========    ========    =======

NOTE 4.  BORROWINGS    REVERSE REPURCHASE  AGREEMENTS:  The Trust may enter into
                       reverse repurchase agreements with qualified, third party
broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance of reverse repurchase agreements outstanding for the year ended October 31, 2001 was approximately $12,613,615 at a weighted average interest rate of approximately 4.89%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period was $14,905,444 as of June 30, 2001 which was 28.4% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

   The Trust did not enter into any dollar roll transactions during the year ended October 31, 2001.

NOTE 5. CAPITAL        On December 3, 1999, The BlackRock Broad Investment Grade
                       2009 Term Trust Inc. transferred to BCT Subsidiary,  Inc.
assets of $34,038,026 in exchange for 2,957,093 common shares issued.

   There are 200 million shares of $.01 par value common stock authorized. BCT owned all of the 2,957,093 shares outstanding at October 31, 2001.

--------------------------------------------------------------------------------
                              BCT SUBSIDIARY, INC.
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholder and Board of Directors of BCT Subsidiary, Inc.

   We have audited the accompanying statement of assets and liabilities of BCT Subsidiary, Inc. (the "Trust"), including the portfolio of investments, as of October 31, 2001, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets and financial highlights for the year ended October 31, 2001 and the period December 3, 1999 (commencement of operations) through October 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BCT Subsidiary, Inc. as of October 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets and financial highlights for the year ended October 31, 2001 and the period December 3, 1999 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
December 7, 2001

-----------
 BLACKROCK
-----------

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein                                   BCT SUBSIDIARY, INC.
                                                       ---------------------
OFFICERS                                               ANNUAL REPORT
Ralph L. Schlosstein, PRESIDENT                        OCTOBER 31, 2001
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Anne Ackerley, SECRETARY

INVESTMENT ADVISOR
BlackRock Advisors, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

ADMINISTRATOR
Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA 020201
(800) 699-1BFM

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

LEGAL COUNSEL - INDEPENDENT DIRECTORS
Debevoise & Plimpton
919 Third Avenue
New York, NY 10022

   This    report    is    for    shareholder
information.   This   is  not  a   prospectus
intended for use in the purchase or sale of any securities.

   Statements and other information contained in this report are as dated and are subject to change.

          BCT SUBSIDIARY, INC.
   c/o Princeton Administrators, L.P.
              P.O. Box 9095
        Princeton, NJ 08543-9095
             (800) 543-6217

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